Document and Entity Information	Dec. 15, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001475115
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	EVENTBRITE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38658
Entity Tax Identification Number	14-1888467
Entity Address, Address Line One	535 Mission Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	692-7779
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	EB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false